PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.    PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under finance leases, consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
At cost:
Property	753,319	899,609	129,221
Leasehold improvements	932,896	1,458,749	209,536
Computer and network equipment	3,260,336	3,539,709	508,447
Optical fibers	142,723	142,723	20,501
Office equipment	24,390	22,102	3,175
Motor vehicles	1,841	2,308	331
	5,115,505	6,065,200	871,211
Less: Accumulated depreciation	(1,870,640)	(2,514,800)	(361,228)
	3,244,865	3,550,400	509,983
Construction-in-progress	786,377	1,893,165	271,936
	4,031,242	5,443,565	781,919

Depreciation expense was RMB523,500,  RMB566,491 and RMB696,528 (US$100,050) for the years ended December 31, 2017, 2018 and 2019, respectively, and were included in the following captions:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cost of revenues	458,655	520,791	644,108	92,520
Sales and marketing expenses	3,188	986	2,107	303
General and administrative expenses	41,675	28,727	30,110	4,325
Research and development expenses	19,982	15,987	20,203	2,902
	523,500	566,491	696,528	100,050

The carrying amounts of the Company’s property and equipment held under finance leases at respective balance sheet dates were as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Property	365,353	365,353	52,480
Computer and network equipment	719,676	639,311	91,831
Optical fibers	142,723	142,723	20,501
	1,227,752	1,147,387	164,812
Less: Accumulated depreciation	(291,579)	(408,196)	(58,634)
	936,173	739,191	106,178
Construction-in-progress	576,022	659,014	94,661
	1,512,195	1,398,205	200,839

Depreciation of property, computer and network equipment and optical fibers under finance leases was RMB92,920,  RMB170,264 and RMB216,664  (US$31,122) for the years ended December 31, 2017, 2018 and 2019, respectively.

The carrying amounts of property and equipment pledged by the Company to secure banking borrowings (Note 13) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Property	140,393	137,585	19,763
Leasehold improvements	71,337	66,162	9,504
Computer and network equipment	74,822	—	—
Office equipment	44	—	—